Summary Of Significant Accounting Policies (Schedule Of Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2010
Summary Of Significant Accounting Policies [Abstract]
Balance at beginning of year	$ 25,127	$ 19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$ 36,147	$ 25,127